                PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

                          Supplement dated June 6, 2002
                                     to the
                Institutional and Administrative Class Prospectus
                               Dated April 1, 2002

         Disclosure relating to the Short Duration Municipal Income Fund

Effective July 1, 2002, the following information replaces the information appearing in the second paragraph of the "Principal Investments and Strategies" section, with respect to the Short Duration Municipal Income Fund's average portfolio duration, in the individual Fund Summary for the Fund:

       The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed three years.

          Investors Should Retain This Supplement For Future Reference
          ------------------------------------------------------------

                PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

                          Supplement dated June 6, 2002
                                     to the
                            Municipal Bond Prospectus
                               Dated April 1, 2002

         Disclosure relating to the Short Duration Municipal Income Fund

Effective July 1, 2002, the following information replaces the information appearing in the second paragraph of the "Principal Investments and Strategies" section, with respect to the Short Duration Municipal Income Fund's average portfolio duration, in the individual Fund Summary for the Fund:

       The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed three years.

          Investors Should Retain This Supplement For Future Reference
          ------------------------------------------------------------

                PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

                          Supplement dated June 6, 2002
                                     to the
                               Class D Prospectus
                               Dated April 1, 2002

         Disclosure relating to the Short Duration Municipal Income Fund

Effective July 1, 2002, the following information replaces the information appearing in the second paragraph of the "Principal Investments and Strategies" section, with respect to the Short Duration Municipal Income Fund's average portfolio duration, in the individual Fund Summary for the Fund:

       The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed three years.

          Investors Should Retain This Supplement For Future Reference
          ------------------------------------------------------------